Senior Convertible Notes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Debt, Accrued Interest and Interest Expense

The balance of our Senior Convertible Notes (“Senior Notes”) and accrued interest at June 30, 2018 and December 31, 2017 was as follows:

		Unamortized
	Senior	Debt	Senior
	Convertible	Issuance	Convertible	Accrued
	Notes	Costs	Notes, Net	Interest
Balance, December 31, 2017	$2,580,000	$(131,430)	$2,448,570	$35,693
Conversion of debt	$(2,350,000)	$64,361	$(2,285,639)	$(109,472)
Accrued interest	-	-	-	84,922
Amortize debt issuance costs	-	61,132	61,132	-
Balance, June 30, 2018	230,000	(5,937)	224,063	11,143
Current portion	(230,000)	5,937	(224,063)	(11,143)
Long-term portion	$-	$-	$-	$-

Debt and accrued interest at December 31, 2017 and interest expense for the year ended December 31, 2017 are as follows:

	Debt Balance	Accrued Interest	Interest Expense
Senior Convertible Notes	$2,580,000	$35,693	$35,693
Unamortized Debt Issuance Cost	(131,430)	-	23,370
Balance, December 31, 2017	$2,448,570	$35,693	$59,063